Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments
Schedule of non-derivative financial instruments and leniency agreement
			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	2018	2017	2018	2017

Cash and cash equivalents	5
Cash and banks		Amortized cost		2,228,964	1,428,766	2,228,964	1,428,766
Financial investments in Brazil		Fair value through profit or loss	Level 2	1,754,561	1,706,784	1,754,561	1,706,784
Financial investments abroad		Fair value through profit or loss	Level 2	1,564,112	639,543	1,564,112	639,543
				5,547,637	3,775,093	5,547,637	3,775,093

Financial investments	6
Letras financeiras do tesouro - LFT		Fair value through profit or loss	Level 2	2,247,272	1,816,889	2,247,272	1,816,889
Time deposit investments		Amortized cost	Level 2	49,630	440,616	49,630	440,616
Time deposit investments		Fair value through profit or loss	Level 2		15,764		15,764
Other		Fair value through profit or loss	Level 2	70,709	39,739	70,709	39,739
				2,367,611	2,313,008	2,367,611	2,313,008

Trade accounts receivable	6	Amortized cost		3,045,463	3,244,851	3,045,463	3,244,851
Trade accounts receivable	6	Fair value through profit or loss	Level 2	47,540	73,841	47,540	73,240

Trade payables	14	Amortized cost		8,378,516	5,058,796	8,378,504	5,058,796

Borrowings	15	Amortized cost
Foreign currency - Bond			Level 1	21,930,575	20,082,588	22,028,040	21,230,567
Foreign currency - other borrowings			Level 2	2,578,147	2,344,649	2,277,069	2,228,608
Local currency			Level 2	736,388	1,224,772	598,926	1,039,873
				25,245,110	23,652,009	24,904,035	24,499,048

Braskem Idesa borrowings	16	Amortized cost	Level 2	10,594,117	9,784,388	9,367,878	8,675,711

Debentures	17	Amortized cost	Level 2	294,509	313,324	239,976	214,815

Loan ton non-controlling shareholder of Braskem Idesa		Amortized cost		2,183,830	1,756,600	2,183,830	1,756,600

Leniency agreement	23.3	Amortized cost		1,842,518	2,004,590	1,842,518	2,004,590

Schedule of changes in derivative financial instruments
						Net			Net
			Operation characteristics			(Asset)/			(Asset)/
		Fair value	Principal exposure		Accumulated	Liability	Change in	Financial	Liability
Identification	Note	hierarchy		Derivatives	OCI (equity)	2017	fair value	settlement	2018

Non-hedge accounting transactions
Exchange swap		Level 2	Argentine peso	Dollar			752	(235)	517
NCE swap		Level 2	Real	Dollar			5,231		5,231
							5,983	(235)	5,748

Hedge accounting transactions
Dollar put option	19.3.1 (a.i)	Level 2	Real	Dollar	(40,338)	(3,793)	39,932		36,139
Dollar swap	19.3.1 (a.ii)	Level 2	CDI	Dollar+Interests	(183,808)		183,398		183,398
Interest rate swaps	19.3.1 (a.iii)	Level 2	Libor	Fixed rates	(209,067)	(25,791)	(41,590)	(283)	(67,664)
					(433,213)	(29,584)	181,740	(283)	151,873

Derivatives
Current assets						(3,793)			(27,714)
Non-current assets						(32,666)			(46,664)
Current liabilities						6,875			70,305
Non-current liabilities									161,694
						(29,584)			157,621

Schedule of interest rate swap linked to Libor
Identification	Nominal value	Hedge	Maturity		Fair value
	US$	(interest rate per year)		2018	2017
Swap Libor I to VI	1,312,892	1.9825%	May-2025	(67,664)	(25,791)
Total	1,312,892			(67,664)	(25,791)

Derivatives
Current assets				(21,000)
Non-Current assets				(46,664)	(32,666)
Current liabilities					6,875
Total				(67,664)	(25,791)

Schedule of non-derivative financial liabilities designated to hedge accounting
Total nominal value
US$

2019	733,980
2020	723,999
2021	716,000
2022	719,000
2023	718,372
2024	688,854
2028	1,250,000
5,550,205

Schedule of financial liability maturity
Total nominal value
US$

2019	733,980
2020	723,999
2021	716,000
2022	719,000
2023	718,372
2024	688,854
2028	1,250,000
5,550,205

Schedule of exchange variation
		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

First quarter	189,325	2.0017	3.3082	247,353
Second quarter	208,405	2.0017	3.2769	265,758
Third quarter	193,190	2.0017	3.3080	252,364
Fourth quarter	196,973	2.0017	3.3080	257,307
	787,893			1,022,782

Schedule of changes in foreign exchange variation and income tax and social contribution
	Exchange		Net
	variation	IR and CSL	effect

At December 31, 2017	(6,814,142)	2,316,808	(4,497,334)
Exchange variation recorded in the period on OCI / IR and CSL	(3,145,857)	1,069,591	(2,076,266)
Exchange variation transferred to profit or loss / IR and CSL	1,022,782	(347,746)	675,036
At December 31, 2018	(8,937,217)	3,038,653	(5,898,564)

Schedule of hedged exports
Total nominal
value US$

First quarter	150,000
Second quarter	183,495
Third quarter	183,495
Fourth quarter	216,990
733,980

Schedule of designated and unrealized sales
Nominal value
US$

2019	229,270
2020	266,690
2021	303,392
2022	253,204
2023	333,093
2024	359,559
2025	357,903
2026	309,240
2027	152,103
2028	124,654
2029	31,164
2,720,272

Schedule of financial instruments designated for hedge
				US$
		Sales in	Hedge
	2017	the year	discontinued	2018

Designated balance	2,930,246	(221,790)	400	2,708,856

Schedule of designated financial liabilities maturities
Nominal value
US$

2019	228,850
2020	266,187
2021	302,816
2022	252,723
2023	332,458
2024	358,873
2025	357,221
2026	308,650
2027	150,419
2028	124,347
2029	26,312
2,708,856

Schedule of discontinued hedge accounting
		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

Hedge descontinued	11,416	13.4541	17.9915	51,799	8,707
				51,799	8,707

Schedule of exchange variation - Braskem Idesa
		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

First quarter	53,889	13.6649	18.6631	269,348	46,934
Second quarter	55,136	13.6560	19.4484	319,370	59,371
Third quarter	56,383	13.6536	18.8320	291,974	60,810
Fourth quarter	56,382	13.6537	20.2473	371,757	69,455
	221,790			1,252,449	236,570

Schedule of changes in foreign exchange variation and income tax and social contribution - Braskem Idesa
	Exchange		Net
	variation	IR	effect

At December 31, 2017	(3,545,639)	1,064,426	(2,481,213)
Exchange variation recorded in the period on OCI / IR	16,681	(5,004)	11,677
Exchange variation transferred to profit or loss / IR	236,570	(70,971)	165,599
At December 31, 2018	(3,292,388)	988,451	(2,303,937)

Schedule of hedged exports - Braskem Idesa
Nominal value
US$

First quarter	56,382
Second quarter	56,383
Third quarter	57,629
Fourth quarter	58,876
229,270

Schedule of trade accounts receivable by credit ratings

On December 31, 2018, the credit ratings for the domestic and foreign market were as follows:

			(%)
			2018
1	Minimum risk		67.50
2	Low risk		18.60
3	Moderate risk		7.61
4	High risk		5.02
5	Very high risk	(i)	1.27

On December 31, 2017, the credit ratings for the domestic market were as follows:

			(%)
			2017
1	Minimum risk		18.84
2	Low risk		50.84
3	Moderate risk		13.33
4	High risk		13.40
5	Very high risk	(i)	3.59

(i) Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.

Schedule of default indicators
	Last 12 months
	Domestic market	Export market

December 31, 2018	0.08%	0.45%
December 31, 2017	0.08%	0.19%
December 31, 2016	0.18%	0.04%

Schedule of financial assets with and without risk assessment
		2018	2017
Financial assets with risk assessment
AAA		4,294,100	3,569,392
AA+		1,175,098	27,094
AA		79,136	8,047
AA-		1,076	209,389
A+		1,103,647	1,465,107
A		165,899	349,823
A-		169,580
BBB+		917,541	453,367
BB+		252
BB-		29
		7,906,358	6,082,219
Financial assets without risk assessment
Other financial assets with no risk assessment	(i)	8,890	5,882
		8,890	5,882

Total		7,915,248	6,088,101

(i)        Investments approved by the Management of the Company, in accordance with the financial policy.

Schedule of sensitivity analysis
	Gain (losses)
		Possible adverse	Extreme adverse
Instrument / Sensitivity	Probable	(25%)	(50%)

Brazilian real/U.S. dollar exchange rate
Bonds	418,995	(5,426,211)	(10,852,422)
Braskem Idesa borrowings	204,511	(2,648,529)	(5,297,058)
Export prepayments	15,647	(202,635)	(405,271)
Investments	11,972	(155,040)	(310,080)
Sace	22,150	(286,849)	(573,699)
Dollar put option	31,532	(708,357)	(2,000,912)
Dollar swap	38,308	(353,647)	(717,505)
Swap NCE	7,865	(101,872)	(203,747)
Financial investments abroad	70,689	(915,461)	(1,830,922)

Libor floating interest rate
Export prepayments	(5,133)	(25,665)	(51,330)
Swaps	13,747	67,773	133,197
Braskem Idesa borrowings	(82,386)	(411,928)	(823,857)

CDI interest rate
Export credit notes	(884)	(21,986)	(58,762)
Debentures	9,416	232	(10,035)
Financial investments in local currency	26,228	67,665	135,371

IPCA interest rate
Debentures	(5,879)	(21,556)	(44,125)

TJLP interest rate
FINAME	(5)	(15)	(31)